Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Summary of Financial Information Concerning Reportable Segments
Summarized financial information concerning our reportable segments is shown in the following tables.
Due to the July 2018 sale of LifeWorks discussed Note D, the results of Ceridian for the three and six months ended June 30, 2018 have been adjusted to remove the effects of the discontinued operations of LifeWorks as well as to reflect Ceridian's retrospective adoption of ASC Topic 606 and certain other accounting standards.
On February 8, 2019, the DNB Acquisition closed. Our chief operating decision maker reviews the full financial results of Dun & Bradstreet for purposes of assessing performance and allocating resources. Accordingly, we consider Dun & Bradstreet a reportable segment and have included the full results of Dun & Bradstreet subsequent to the DNB Acquisition in the tables below. See below for further discussion of Dun & Bradstreet and our accounting for our related investment.
As of and for the three months ended June 30, 2019:

	Restaurant Group	T-System	Ceridian	Dun & Bradstreet	Corporate and Other	Ceridian and Dun & Bradstreet Elimination	Total
	(in millions)
Restaurant revenues	$266.5	$—	$—	$—	$—	$—	$266.5
Other operating revenues	—	12.9	196.3	398.9	5.7	(595.2)	18.6
Revenues from external customers	266.5	12.9	196.3	398.9	5.7	(595.2)	285.1
Interest, investment and other income, including realized gains and losses	2.8	(0.5)	—	—	73.6	—	75.9
Total revenues and other income	269.3	12.4	196.3	398.9	79.3	(595.2)	361.0
Depreciation and amortization	9.4	3.4	14.6	136.8	0.5	(151.4)	13.3
Interest expense	(1.5)	(1.4)	(8.5)	(86.0)	(2.6)	94.5	(5.5)
(Loss) earnings before income taxes and equity in earnings (losses) of unconsolidated affiliates	(11.6)	(5.0)	8.7	(86.2)	62.5	77.5	45.9
Income tax (benefit) expense	—	(1.2)	2.4	(23.1)	7.1	20.7	5.9
(Loss) earnings, before equity in earnings (losses) of unconsolidated affiliates	(11.6)	(3.8)	6.3	(63.1)	55.4	56.8	40.0
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	2.8	0.4	(24.3)	(21.1)
Net (loss) earnings	$(11.6)	$(3.8)	$6.3	$(60.3)	$55.8	$32.5	$18.9
Assets	$636.2	$202.9	$6,729.3	$9,073.3	$1,013.1	$(15,802.6)	$1,852.2
Goodwill	76.5	88.3	1,952.8	2,792.6	—	(4,745.4)	164.8

As of and for the three months ended June 30, 2018:

	Restaurant Group	T-System	Ceridian	Corporate and Other	Ceridian Elimination	Total
	(in millions)
Restaurant revenues	$276.2	$—	$—	$—	$—	$276.2
Other operating revenues	—	14.8	179.0	11.3	(179.0)	26.1
Revenues from external customers	276.2	14.8	179.0	11.3	(179.0)	302.3
Interest investment and other income, including realized gains and losses	1.4	—	—	66.7	—	68.1
Total revenues and other income	277.6	14.8	179.0	78.0	(179.0)	370.4
Depreciation and amortization	10.7	3.7	14.2	0.5	(14.2)	14.9
Interest expense	(3.8)	(1.5)	(43.4)	5.1	43.4	(0.2)
(Loss) earnings before income taxes and equity in earnings (losses) of unconsolidated affiliates	(5.9)	(2.6)	(52.4)	8.3	52.4	(0.2)
Income tax (benefit) expense	—	(0.5)	1.2	3.1	(1.2)	2.6
(Loss) earnings before equity in earnings (losses) of unconsolidated affiliates	(5.9)	(2.1)	(53.6)	5.2	53.6	(2.8)
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	0.1	(19.7)	(19.6)
Net (loss) earnings	$(5.9)	$(2.1)	$(53.6)	$5.3	$33.9	$(22.4)
Assets	$477.5	$221.9	$6,319.7	$660.5	$(6,319.7)	$1,359.9
Goodwill	103.1	98.9	1,942.6	—	(1,942.6)	$202.0
As of and for the six months ended June 30, 2019:

	Restaurant Group	T-System	Ceridian	Dun & Bradstreet	Corporate and Other	Ceridian and Dun & Bradstreet Elimination	Total
	(in millions)
Restaurant revenues	$524.3	$—	$—	$—	$—	$—	$524.3
Other operating revenues	—	25.1	400.0	573.0	10.2	(973.0)	35.3
Revenues from external customers	524.3	25.1	400.0	573.0	10.2	(973.0)	559.6
Interest, investment and other income, including realized gains and losses	3.5	(0.5)	—	—	85.5	—	88.5
Total revenues and other income	527.8	24.6	400.0	573.0	95.7	(973.0)	648.1
Depreciation and amortization	19.1	6.9	29.0	217.3	1.2	(246.3)	27.2
Interest expense	(2.5)	(2.8)	(17.4)	(135.0)	(3.9)	152.4	(9.2)
(Loss) earnings before income taxes and equity in earnings of unconsolidated affiliates	(19.7)	(9.9)	25.6	(197.9)	69.8	172.3	40.2
Income tax (benefit) expense	(0.1)	(2.4)	8.1	(53.4)	1.2	45.3	(1.3)
(Loss) earnings, before equity in earnings (losses) of unconsolidated affiliates	(19.6)	(7.5)	17.5	(144.5)	68.6	127.0	41.5
Equity in (losses) earnings of unconsolidated affiliates	—	—	—	2.9	0.7	(46.1)	(42.5)
Net (loss) earnings	$(19.6)	$(7.5)	$17.5	$(141.6)	$69.3	$80.9	$(1.0)
Assets	$636.2	$202.9	$6,729.3	$9,073.3	$1,013.1	$(15,802.6)	$1,852.2
Goodwill	76.5	88.3	1,952.8	2,792.6	—	(4,745.4)	164.8
As of and for the six months ended June 30, 2018:

	Restaurant Group	T-System	Ceridian	Corporate and Other	Ceridian Elimination	Total
	(in millions)
Restaurant revenues	$550.0	$—	$—	$—	$—	$550.0
Other operating revenues	—	30.2	367.8	14.5	(367.8)	44.7
Revenues from external customers	550.0	30.2	367.8	14.5	(367.8)	594.7
Interest investment and other income, including realized gains and losses	1.4	—	—	68.0	—	69.4
Total revenues and other income	551.4	30.2	367.8	82.5	(367.8)	664.1
Depreciation and amortization	21.4	7.3	28.1	0.5	(28.1)	29.2
Interest expense	(7.5)	(1.5)	(65.6)	5.8	65.6	(3.2)
(Loss) earnings before income taxes and equity in earnings (losses) of unconsolidated affiliates	(15.2)	(3.4)	(44.4)	8.7	44.4	(9.9)
Income tax (benefit) expense	—	(2.3)	7.0	(0.6)	(7.0)	(2.9)
(Loss) earnings before equity in earnings (losses) of unconsolidated affiliates	(15.2)	(1.1)	(51.4)	9.3	51.4	(7.0)
Equity in earnings (losses) of unconsolidated affiliates	0.1	—	—	0.8	(21.6)	(20.7)
Net (loss) earnings	$(15.1)	$(1.1)	$(51.4)	$10.1	$29.8	$(27.7)
Assets	$477.5	$221.9	$6,319.7	$660.5	$(6,319.7)	$1,359.9
Goodwill	103.1	98.9	1,942.6	—	(1,942.6)	$202.0